ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW ERA FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.0%
CONSUMER & SERVICE 0.4%
Merchandising 0.4%
Wal-Mart	376,300	17,776
Total Consumer & Service		17,776
NATURAL RESOURCE-RELATED 94.6%
Agriculture 2.9%
Deere	636,600	50,323
Potash Corp./Saskatchewan	860,352	75,789
		126,112
Building & Real Estate 2.7%
AMB Property, REIT	399,100	21,659
Archstone-Smith Trust, REIT	380,500	18,557
Boston Properties, REIT	210,600	19,639
Camden Property Trust, REIT	258,600	18,632
Duke Realty, REIT	361,000	13,700
ProLogis, REIT	271,544	14,528
Simon Property Group, REIT	91,400	7,690
		114,405
Chemicals 1.8%
Dow Chemical	773,100	31,388
DuPont	613,496	25,896
Nova Chemicals	623,100	17,758
		75,042
Diversified Metals 9.9%
Alcan	1,560,200	71,348
BHP Billiton (AUD)	4,499,372	90,254
Companhia Vale do Rio Doce ADR	603,900	29,307
Mechel OAO ADR	767,116	19,715
Metal Management	593,700	18,791
Nucor	368,800	38,646
Rio Tinto (GBP)	1,247,379	63,393
Schnitzer Steel, Class A	542,000	23,225
Teck Cominco, Class B (CAD)	1,028,754	66,261
		420,940
Diversified Resources 7.6%
Arch Coal	1,081,302	82,114
Burlington Northern Santa Fe	343,176	28,597
Caterpillar	547,286	39,301
Finning International (CAD)	424,000	14,029
International Coal Group (1)	2,207,200	21,498
Peabody Energy	1,032,602	52,053
Penn Virginia	357,700	25,397
St. Joe	205,500	12,914
Terex (1)	591,880	46,901
Western Water (1)	2,259	297
		323,101
Forest Products 5.7%
Bowater	570,565	16,877
Domtar	2,042,100	14,560
International Paper	1,718,478	59,408
Kimberly-Clark	473,080	27,344
MeadWestvaco	511,393	13,966
Potlatch, REIT	774,085	33,162
Smurfit-Stone Container (1)	2,600,348	35,287
Weyerhaeuser	580,479	42,044
		242,648
Gas Transmission & Distribution 1.8%
Duke Energy	668,600	19,490
NiSource	690,406	13,960
Williams Companies	2,026,739	43,352
		76,802
Integrated Petroleum-Domestic 4.2%
ConocoPhillips	1,361,764	85,996
Murphy Oil	1,838,746	91,606
		177,602
Integrated Petroleum-International 15.4%
BP ADR	1,209,289	83,368
Chevron	469,132	27,196
Eni S.p.A. ADR	840,692	47,903
ExxonMobil	1,884,818	114,710
Lukoil ADR	478,668	39,849
Mol Magyar Olaj-es Gazipari GDR	125,700	12,771
Petroleo Brasileiro ADR	359,817	28,731
Royal Dutch Shell ADR	1,843,430	114,772
Statoil ASA (NOK)	3,185,799	91,942
Total ADR	719,076	94,724
		655,966
Miscellaneous Energy 1.3%
Dynegy, Class A (1)	1,652,338	7,931
Edison International	300,772	12,386
NRG Energy (1)	784,614	35,480
		55,797
Non-Ferrous Metals 1.8%
Inco	1,557,897	77,723
		77,723
Oil & Gas Drilling 7.9%
Diamond Offshore Drilling	1,309,436	117,195
Helmerich & Payne	205,567	14,353
Key Energy Services (1)	534,500	8,151
Nabors Industries (1)	441,176	31,579
Noble Drilling	867,072	70,320
Transocean (1)	1,220,141	97,977
		339,575
Oil & Gas Equipment & Services 16.5%
Baker Hughes	1,450,059	99,184
BJ Services	2,294,060	79,374
Cooper Cameron (1)	2,531,626	111,594
Dresser-Rand Group (1)	466,000	11,580
FMC Technologies (1)	611,184	31,305
Grant Prideco (1)	1,340,263	57,417
Halliburton	224,800	16,415
Schlumberger	1,099,136	139,118
Smith International	2,219,966	86,490
Technip (EUR)	543,500	36,844
W-H Energy Services (1)	818,193	36,401
		705,722
Petroleum Exploration & Production 11.0%
Anadarko Petroleum	318,661	32,188
BG Group (GBP)	2,866,217	35,868
Bill Barrett (1)	481,465	15,691
Burlington Resources	940,524	86,444
Canadian Natural Resources	2,031,796	112,541
Devon Energy	1,022,959	62,574
Encore Acquisition (1)	1,038,300	32,187
EOG Resources	871,466	62,746
Newfield Exploration (1)	176,200	7,363
Nexen	239,546	13,185
XTO Energy	221,333	9,643
		470,430
Precious Metals 2.8%
Meridian Gold (1)	1,977,878	58,644
Newmont Mining	1,217,679	63,185
		121,829
Refining & Marketing 1.3%
Neste Oil (EUR)	380,428	13,100
Valero Energy	713,768	42,669
		55,769
Total Natural Resource-Related		4,039,463
Total Common Stocks (Cost $2,307,635)		4,057,239
SHORT-TERM INVESTMENTS 5.5%
Money Market Funds 5.5%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	236,887,726	236,888
Total Short-Term Investments (Cost $236,888)		236,888
Total Investments in Securities
100.5% of Net Assets (Cost $2,544,523)		$ 4,294,127

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
NOK	Norwegian Krone
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $2,544,523,000. Net unrealized gain aggregated $1,749,598,000 at period-end, of which $1,760,175,000 related to appreciated investments and $10,577,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $3,074,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $236,888,000 and $287,415,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006